Document and Entity Information	Sep. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2025
Entity Registrant Name	WOLFSPEED, INC
Entity Incorporation State Country Code	DE
Entity File Number	001-40863
Entity Tax Identification Number	56-1572719
Entity Address Address Line 1	4600 Silicon Drive
Entity Address City Or Town	Durham
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27703
City Area Code	919
Local Phone Number	407-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00125 par value
Trading Symbol	WOLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000895419
Amendment Flag	false